Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Use of Estimates
Use of Estimates — The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"), which require management to make estimates and assumptions that affect the reported amounts in the financial statements and related disclosures. Management believes that the estimates utilized in the preparation of the financial statements are prudent and reasonable. Actual results could differ from those estimates and the differences could be material.

Valuation
Valuation — Futures Interests are open commitments until the settlement date, at which time they are realized. They are valued at fair value, generally on a daily basis, and the unrealized gains and losses on open contracts (the difference between contract trade price and market price) are reported in the Statements of Financial Condition as net unrealized gains or losses on open contracts. The resulting net change in unrealized gains and losses is reflected in the change in unrealized trading profit (loss) on open contracts from one period to the next on the Statements of Income and Expenses. The fair value of exchange-traded futures, options and forwards contracts is determined by the various futures exchanges, and reflects the settlement price for each contract as of the close of business on the last business day of the reporting period. The fair value of foreign currency forward contracts is extrapolated on a forward basis from the spot prices quoted as of approximately 3:00 P.M. (E.T.) of the last business day of the reporting period from various exchanges. The fair value of non-exchange-traded foreign currency option contracts is calculated by applying an industry standard model application for options valuation of foreign currency options, using as input the spot prices, interest rates, and option implied volatilities quoted as of approximately 3:00 P.M. (E.T.) on the last business day of the reporting period.  Risk arises from changes in the value of these contracts and the potential inability of counterparties to perform under the terms of the contracts.  There are numerous factors which may significantly influence the fair value of these contracts, including interest rate volatility.

The Partnerships may invest in affiliated underlying funds.  Relevant authoritative guidance permits, as a practical expedient, the Partnerships to measure the fair value of their investments in affiliated underlying funds on the basis of the net asset value per share of such investments (or the equivalent) if the net asset value per share of such investments (or the equivalent) is calculated in a manner consistent with the measurement principles of applicable authoritative guidance as of the Partnerships' reporting date. The fair value of Partnership's investment in each affiliated underlying fund is based on the information provided by the affiliated underlying fund which reflects the Partnerships' pro rata share of the net asset value of the affiliated underlying fund (i.e., the practical expedient is used).

The Partnerships may also invest in Master Funds. The Partnerships record their investments in Master Funds at fair value on the basis of the net asset value of such investments. The financial statements of the Master Funds, including the condensed schedule of investments and the notes to the Master Funds' financial statements, which provide information about the Master Funds' valuation policy, are attached to this report and should be read with the Partnerships' financial statements.

The Partnerships may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer of an option has the right to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific Futures Interest on the underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the fair value of the Futures Interest on the underlying asset declines (in the case of a put option) or increases (in the case of a call option). The writer of an option can never profit by more than the premium paid by the buyer but can potentially lose an unlimited amount.

Premiums received/premiums paid from writing/purchasing options are recorded as liabilities/assets on the Statements of Financial Condition and are subsequently adjusted to fair values. The difference between the fair value of the option and the premiums received/premiums paid is treated as an unrealized gain or loss within the Statements of Income and Expenses.

Revenue Recognition
Revenue Recognition — Monthly, MS&Co. pays each Partnership interest income on 100% of the average daily equity maintained in cash in Spectrum Currency, Spectrum Global Balanced, Spectrum Select, Spectrum Strategic, and Spectrum Technical accounts during each month at a rate equal to 80% for Spectrum Currency, Spectrum Select, Spectrum Strategic and Spectrum Technical, and at a rate equal to 100% for Spectrum Global Balanced of the monthly average of the 4-week U.S. Treasury bill discount rate.  MS&Co. retains any interest earned in excess of the interest paid to the Partnerships.  For purposes of such interest payments, net assets do not include monies due to the Partnerships on Futures Interests that have not been received .

Fair Value of Financial Instruments
 Fair Value of Financial Instruments — The fair value of the Partnerships' assets and liabilities that qualify as financial instruments under the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") guidance relating to financial instruments, approximates the carrying amount presented in the Statements of Financial Condition.

Foreign Currency Transactions and Translation
Foreign Currency Transactions and Translation — The Partnerships' functional currency is the U.S. dollar; however, the Partnerships may transact business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect at the date of the Statements of Financial Condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect during the period. The effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Income and Expenses from the changes in market price of those investments, but are included in the net realized gain/loss and net change in unrealized trading profit (loss) in the Statements of Income and Expenses.

Net Income (Loss) per Unit
Net Income (Loss) per Unit — Net income (loss) per Unit is computed in accordance with the specialized accounting for Investment Companies as illustrated in the Financial Highlights Footnote (refer to Note 9. Financial Highlights).

Trading Equity
Trading Equity — The Partnerships' asset "Trading Equity," reflected on the Statements of Financial Condition, consists of (a) cash on deposit with Morgan Stanley Wealth Management, MS&Co., and MSIP for Spectrum Global Balanced, Spectrum Select and Spectrum Technical, and with Morgan Stanley Wealth Management and MS&Co. for Spectrum Currency, to be used as margin for trading (b) net unrealized gains or losses on futures and forward contracts, which are fair valued and calculated as the difference between original contract value and fair value; and for the Partnerships which trade in options and, if any, (c) options purchased at fair value. Options written at fair value are recorded in "Liabilities" within the Statements of Financial Condition.

The Partnerships, in their normal course of business, enter into various contracts with MS&Co. and MSIP acting as their commodity brokers. Pursuant to brokerage agreements with Morgan Stanley Wealth Management, MS&Co. and MSIP, to the extent that such trading results in unrealized gains or losses, these amounts are offset for each Partnership and are reported on a net basis on the Statements of Financial Condition.

The Partnerships have offset their unrealized gains or losses recognized on forward contracts executed with the same counterparty as allowable under the terms of their master netting agreement with MS&Co., as the counterparty on such contracts. The Partnerships have consistently applied their right to offset.

Restricted and Unrestricted Cash
Restricted and Unrestricted Cash — As reflected on the Partnerships' Statements of Financial Condition, restricted cash equals the cash portion of assets on deposit to meet margin requirements plus the cash required to offset unrealized losses on foreign currency forwards and options contracts and offset unrealized losses on offset LME positions. All of these amounts are maintained separately. Cash that is not classified as restricted cash is therefore classified as unrestricted cash.

Brokerage and Related Transaction Fees and Costs
Brokerage and Related Transaction Fees and Costs — The brokerage fees for Spectrum Currency and Spectrum Global Balanced are currently accrued at a flat monthly rate of 1/12 of 4.6% (a 4.6% annual rate) of net assets as of the first day of each month.  Brokerage fees for Spectrum Select, Spectrum Strategic, and Spectrum Technical are currently accrued at a flat monthly rate of 1/12 of 6.0% (a 6.0% annual rate) of net assets as of the first day of each month.  Such fees currently cover all brokerage fees, transaction fees and costs, and ordinary administrative expenses.

Operating Expenses
Operating Expenses — The Partnerships incur monthly management fees and may incur an incentive fee.  All common administrative expenses, including legal, auditing, accounting, filing fees, and other related expenses, are borne by MS&Co. through the brokerage fees paid by the Partnerships.

Redemptions
Redemptions — Limited partners may redeem some or all of their Units at 100% of the net asset value per Unit as of the end of the last day of any month that is at least six months after the closing at which a person first becomes a limited partner.  The request for redemptions must be delivered to a limited partner's local Morgan Stanley Branch Office in time for it to be forwarded and received by Ceres no later than 3:00 p.m., New York City time, on the last day of the month in which the redemption is to be effective.  Redemptions must be made in whole Units, with a minimum amount of 50 Units required for each redemption, unless a limited partner is redeeming his entire interest in a particular Partnership.

Units redeemed on or prior to the last day of the twelfth month from the date of purchase will be subject to a redemption charge equal to 2% of the net asset value of a Unit on the Redemption Date.  Units redeemed after the last day of the twelfth month and on or prior to the last day of the twenty-fourth month from the date of purchase will be subject to a redemption charge equal to 1% of the net asset value of a Unit on the Redemption Date.  Units redeemed after the last day of the twenty-fourth month from the date of purchase will not be subject to a redemption charge.  The foregoing redemptions charges are paid to MS&Co.

The aggregate amounts of redemption charges paid to MS&Co. for the years ended December 31, 2012, 2011, and 2010, were as follows:

	2012	2011	2010
	$	$	$
Spectrum Currency	–	–	1,653
Spectrum Global Balanced	–	–	767
Spectrum Select	–	–	25,528
Spectrum Strategic	–	–	8,019
Spectrum Technical	–	–	9,992

Distributions
Distributions — Distributions, other than redemptions of Units, are made on a pro rata basis at the sole discretion of Ceres. No distributions have been made to date. Ceres does not intend to make any distributions of the Partnerships' profits.

Income Taxes
Income Taxes — No provision for income taxes has been made in the accompanying financial statements, as partners are individually responsible for reporting income or loss based upon their respective share of each Partnership's revenue and expenses for income tax purposes. The Partnerships file U.S. federal and state tax returns.

The guidance issued by the FASB on income taxes clarifies the accounting for uncertainty in income taxes recognized in each Partnership's financial statements, and prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken. The Partnerships have concluded that there were no significant uncertain tax positions that would require recognition in the financial statements as of December 31, 2012 and 2011. If applicable, the Partnerships recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statements of Income and Expenses. Generally, 2009 through 2012 tax years remain subject to examination by U.S. federal and most state tax authorities. No income tax returns are currently under examination.

Dissolution of the Partnerships
Dissolution of the Partnerships — Spectrum Currency, Spectrum Global Balanced, Spectrum Strategic, and Spectrum Technical will terminate on December 31, 2035, and Spectrum Select will terminate on December 31, 2025, regardless of financial condition at such time, or at an earlier date if certain conditions occur as defined in each Partnership's Limited Partnership Agreement.

Litigation Settlement
Litigation Settlement - In September 2011, Spectrum Technical received a settlement award payment in the amount of $10,951 from the Natural Gas Commodity Litigation Settlement Administrator.  This settlement represents the Partnership's portion of the Net Settlement Fund.  The proceeds from this settlement were accounted for in the period they were received for the benefit of the partners in the Partnership.

 On July 28, 2010, Spectrum Global Balanced, Spectrum Select, Spectrum Strategic, and Spectrum Technical, each received a settlement award payment in the amounts of $29,602, $337,120, $220,755, and $164,828, respectively, from the Natural Gas Commodity Litigation Settlement Administrator.  This settlement represents each Partnership's portion of the 2006 Net Settlement Fund and the 2007 Net Settlement Fund.  The proceeds from this settlement were accounted for in the period they were received for the benefit of the partners in each Partnership.

Other Pronouncements
Other Pronouncements

On October 1, 2012, the FASB issued Accounting Standards Update ("ASU") 2012-04 "Technical Corrections and Improvements", which makes minor technical corrections and clarifications to ASC 820, "Fair Value Measurements and Disclosures". When the FASB issued Statement 157 (codified in ASC 820), it conformed the use of the term "fair value" in certain pre-Codification standards but not others. ASU 2012-04 conforms the term's use throughout the ASC "to fully reflect the fair value measurement and disclosure requirements" of ASC 820. The ASU also amends the requirements that must be met for an investment company to qualify for the exemption from presenting a statement of cash flows. Specifically, it eliminates the requirements that substantially all of an entity's investments be carried at "market value" and that the investments be highly liquid. Instead, it requires substantially all of the entity's investments to be carried at "fair value" and classified as Level 1 or Level 2 measurements under ASC 820. The amendments are effective for fiscal periods beginning after December 15, 2012. The adoption of this ASU will not have a significant impact on the Partnerships' financial statements.

In December 2011, the FASB issued ASU 2011-11, "Disclosures about Offsetting Assets and Liabilities", which creates a new disclosure requirement about the nature of an entity's rights of setoff and the related arrangements associated with its financial instruments and derivative instruments. Subsequently in January 2013, the FASB issued ASU 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities", which clarifies the types of instruments and transactions that are subject to the offsetting disclosure requirements established by ASU 2011-11. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of these disclosures is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Partnerships would also provide the disclosures retrospectively for all comparative periods presented.  The Partnerships are currently evaluating the impact that these pronouncements would have on the financial statements.
In October 2011, the FASB issued a proposed ASU intended to improve and converge financial reporting by setting forth consistent criteria for determining whether an entity is an investment company.  Under longstanding U.S. GAAP, investment companies carry all of their investments at fair value, even if they hold a controlling interest in another company.  The primary changes being proposed by the FASB relate to which entities would be considered investment companies as well as certain disclosure and presentation requirements.  In addition to the changes to the criteria for determining whether an entity is an investment company, the FASB also proposes that an investment company would be required to consolidate another investment company if it holds a controlling financial interest in the entity.  In August 2012, the FASB updated the proposed ASU to state that entities regulated under Investment Company Act of 1940 should qualify to be investment companies within the proposed investment company guide.  The Partnerships will evaluate the impact that this proposed update would have on the financial statements once the pronouncement is issued.